Related Party Transactions (Details) - EUR (€)	6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [line items]
Due from related parties	€ 3,800,000
Repaid	90,374		€ 116,479
Current loan amount	4,555,627				€ 4,369,949
Selling and administrative expenses	1,137,050		1,131,599
Salaries and benefits	124,159
Interest expense	157,432		168,474
Payment to related parties	907,213		1,701,584
Advancement from related parties	€ 370		400,323
Percentage of margin applied	13.00%
Incurred management fees	€ 521,698	[1]	467,410	[2]
Related Parties [Member]
Disclosure of transactions between related parties [line items]
Market interest rate						6.25%
Proceeds from loan	0		380,000
Repaid	903,734		1,300,000
Loan was converted to partner contribution					600,000
Current loan amount	996,226				€ 1,900,000
Amount paid for interest	40,627		107,277
Selling and administrative expenses	356,912
Stock-based compensation	63,682
Interest expense	40,627
Related Parties [Member] | Restricted share units [member]
Disclosure of transactions between related parties [line items]
Selling and administrative expenses			426,545
Salaries and benefits			40,865
Stock-based compensation			32,911
Umbrella Global Energy, S.A [Member]
Disclosure of transactions between related parties [line items]
Incurred management fees	€ 350,000		€ 420,000

[1]	Comprised of selling and administrative – related parties of €356,912, salaries and benefits – related parties of €124,159 (including stock-based compensation of €63,682 from RSU) and interest expense – related parties of €40,627.
[2]	Comprised of selling and administrative – related parties of €426,545 and salaries and benefits – related parties of €40,865 which includes stock-based compensation of €32,911 from RSU grant.